Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Cash	$ 71,572		$ 100,319	$ 751,017
Working capital deficit	8,320,170		7,227,506	193,033
Net loss	(423,487)	$ (2,954,465)	(11,103,503)	(10,725,183)
Accumulated deficit	$ (30,557,122)		$ (30,133,916)	$ (19,032,561)